Operating profit - Other operating income and expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) country	Dec. 31, 2020 USD ($) country	Dec. 31, 2019 USD ($)
Operating profit, other operating income and expense
Cost of inventories recognised as expense during period	$ 9,618	$ 9,640	$ 3,110
Research and development expense	9,762	9,736	5,991
Impairment of property, plant and equipment		343
Total other operating income and expense	514	1,492	1,528
Other payables	1,975	1,328	1,017
Inflows (outflows) of cash related to profit participation liability, classified as investing activities		20	40
Financial liabilities	29,232	30,781	20,380
Waltham site
Operating profit, other operating income and expense
Net gains/(losses) on disposal of other non-current assets	125
Selling, general and administrative costs
Operating profit, other operating income and expense
Legal proceedings provision	789	48	(9)
Other operating income and expense
Operating profit, other operating income and expense
Royalty income	59	62	147
Gains on disposal of intangible assets	104	513	1,030
Gains on disposal of investments in associates and joint ventures		776
Net gains/(losses) on disposal of other non-current assets	112	(4)	25
Impairment of property, plant and equipment			(12)
Other income	439	453	406
Other expense	(200)	(308)	(68)
Total other operating income and expense	514	1,492	1,528
Research and development expense
Operating profit, other operating income and expense
Government grants	113	531	222
Cost of sales
Operating profit, other operating income and expense
Government grants	0	290	0
BMS's share of Global Diabetes Alliance | Selling, general and administrative costs
Operating profit, other operating income and expense
Fair value gains (losses) on contingent consideration arising from acquisitions	(182)	(42)	51
Almirall | Selling, general and administrative costs
Operating profit, other operating income and expense
Fair value gains (losses) on contingent consideration arising from acquisitions	49	(5)	143
Alexion Pharmaceuticals, Inc. | Cost of sales
Operating profit, other operating income and expense
Charge relating to release of fair value uplifts on inventory	3,484	$ 2,198
Crestor | Minimum
Operating profit, other operating income and expense
Number of Countries Commercial Rights Sold | country		30
Vaxzevria
Operating profit, other operating income and expense
Government grants	1	$ 309	161
Hypertension medicines | Atnahs Pharma
Operating profit, other operating income and expense
Gains on disposal of intangible assets			350
Priority Review Voucher
Operating profit, other operating income and expense
Gains on disposal of intangible assets			120
Brazikumab
Operating profit, other operating income and expense
Other income	138	99	$ 107
Synagis
Operating profit, other operating income and expense
Increase in profit participation liability		114
Inflows (outflows) of cash related to profit participation liability, classified as investing activities				$ 210
Atacand | Minimum
Operating profit, other operating income and expense
Number of Countries Commercial Rights Sold | country			70
Atacand | Cheplapharm
Operating profit, other operating income and expense
Gains on disposal of intangible assets			$ 400
Evusheld
Operating profit, other operating income and expense
Government grants	$ 112	222	$ 61
Europe ex UK and Spain | Crestor
Operating profit, other operating income and expense
Gains on disposal of intangible assets		$ 317
Viela Bio | Horizon Therapeutics plc
Operating profit, other operating income and expense
Proportion of ownership interest in associate disposed		26.70%
Viela Bio | Horizon Therapeutics plc | Other operating income and expense
Operating profit, other operating income and expense
Profit upon closing		$ 776